Cover	12 Months Ended
Apr. 30, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Apr. 30, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	PIXIE DUST TECHNOLOGIES, INC.
Entity Central Index Key	0001962845
Entity File Number	001-41749
Entity Incorporation, State or Country Code	M0
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	8F Yaesu Central Tower2-2-1 Yaesu
Entity Address, Address Line Two	Chuo-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	104-0028
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one Common Share, no par value
Trading Symbol	PXDT
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	14,869,067
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Yoichi Ochiai
Contact Personnel Fax Number	81-3-6910-3041
Entity Address, Address Line One	8F Yaesu Central Tower2-2-1 Yaesu
Entity Address, Address Line Two	Chuo-ku
Entity Address, City or Town	Tokyo
Entity Address, Country	JP
Entity Address, Postal Zip Code	104-0028
Entity Phone Fax Numbers [Line Items]
City Area Code	81
Local Phone Number	3-6910-3040